Stockholder’s Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Stock Options Activity

The following table summarizes the stock option activity for the nine months ended September 30, 2023:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	69,217	$3.06	7.08	$117,669
Granted	438,500	$4.41	-	$-
Exercised	-	$-	-	$-
Forfeited / canceled	-	$-	-	$-
Outstanding at September 30, 2023	507,717	$4.23	9.17	$102,441
Vested at September 30, 2023	215,623	$3.97	8.64	$52,644

The following tables summarizes the stock options (post reverse stock split) activity for the years ended December 31, 2022 and 2021:

Granted and outstanding, December 31, 2020	884,821
Granted during 2021	29,286
Exercised	-
Forfeited	-
Expired during 2021	(445,536)
Granted and outstanding, December 31, 2021	468,571
Granted during 2022	-
Exercised	-
Forfeited	(399,354)
Expired during 2022	-
Granted and outstanding, December 31, 2022	69,217

Schedule of Vested and Outstanding Options

	Options	Intrinsic Value of Vested Options	Weight Averaged exercise Price
Vested and outstanding, December 31, 2020	104,795	12,706	3.36
Granted and vested during 2021	1,310	157	2.66
Exercised	-	-	-
Forfeited	-	-	-
Expired	(66,524)	(7,922)	(3.36)
Vested and outstanding, December 31, 2021	39,581	4,941	3.36
Granted and vested during 2022	16,661	2,010	2.73
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Vested and outstanding, December 31, 2022	56,242	6,951	3.15

Schedule of Black Scholes Option Pricing Model

The fair value of options granted in the nine months ended September 30, 2023 were estimated using the Black-Scholes option pricing model based on the assumptions in the table below:

2023
Expected dividend yield	0%
Expected volatility	87% - 92%
Risk-free interest rate	3.4%-4.1%
Expected life (in years)	5.0-6.0

	December 31, 2022	December 31, 2021
Fair Value of Common Stock on measurement date	$4.76	$0.308
Risk free interest rate	From 0.79% to 3.01%	From 1.26% to 1.33%
Volatility	89%	93%
Dividend Yield	0%	0%
Expected Term	4-10	10

Schedule of Stock Warrant Activity

The following tables summarize the warrant activity (post reverse stock split) for the year ended December 31, 2022 and 2021,

Warrants
Granted and outstanding, December 31, 2020	495,714
Granted during 2021	431,659
Exercised	-
Forfeited	-
Expired during 2021	-
Granted and outstanding, December 31, 2021	927,373
Granted during 2022	123,660
Exercised	-
Forfeited	(298,088)
Expired during 2022	-
Granted and outstanding, December 31, 2022	752,945

Schedule of Vested And Outstanding Warrants

	Warrants	Intrinsic Value of Warrants	Weight Averaged exercise Price
Vested and outstanding, December 31, 2020	479,940	127,480	0.98
Granted and Vested 2021	137,552	22,208	3.15
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Vested and outstanding, December 31, 2021	617,492	149,688	2.80
Granted and Vested 2022	174,105	337,263	3.15
Exercised	-	-	-
Forfeited	(94,665)	(12,980)	-
Expired	-	-	-
Vested and outstanding, December 31, 2022	696,932	473,971	1.96

Schedule of Outstanding Warrants

The following table provides details over the Company’s outstanding warrants as of September 30, 2023:

Exercise Price	Expiration	Number of Warrants
$0.0007	2030	274,286
$2.10 - $2.66	2026 - 2032	460,445
$3.36 - $4.27	2028 - 2029	115,277
$6.51 - $7.80	2026 - 2032	1,484,929
$8.125	2027 - 2028	1,461,227
		3,796,164

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Black Scholes Option Pricing Model

	December 31, 2022	December 31, 2021
Fair Value of Common Stock on measurement date	$4.76	$0.308
Risk free interest rate	From 1.86% to 1.97%	From 0.78% to 1.63%
Volatility	89%	93%
Dividend Yield	0%	0%
Expected Term	10 years	5-10 years